Income Taxes - Tax Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Net income (loss) before income taxes	$ 7,094	$ 7,090
Income tax expenses (recoveries) at Canadian statutory tax rate	1,972	1,971
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(291)	(306)
Differences in tax rate on income not subject to tax in Canada	(948)	(938)
Adjustments to taxes related to prior years	74	(98)
Tax losses and temporary differences not recognized as deferred taxes	0	94
Tax rate change	8	0
Global Minimum Taxes	222	231
Other differences	(3)	258
Income tax expenses (recoveries)	$ 1,034	$ 1,212